Loss Per Share (Details) - Schedule of basic loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic loss per share [Abstract]
(Loss) attributable to equity holders of the company ($000)	$ (23,417)	$ (26,131)	$ (9,323)
Weighted average number of ordinary shares in issue	97,932,055	97,306,144	97,306,144
Basic loss per share (cents per share)	$ (23.9)	$ (26.85)	$ (9.58)